POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance, Guaranteed Minimum Crediting Rate (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 86,933	$ 83,079
Annuities
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	83,667		$ 77,453
Annuities | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	7,485		7,990
Annuities | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	3,353		3,498
Annuities | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	5,401		5,783
Annuities | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	17,798		13,165
Annuities | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	49,630		47,017
Annuities | 0% - 1%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	15,421		15,575
Annuities | 0% - 1% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 3,715		$ 4,296
Annuities | 0% - 1% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%		0.00%
Annuities | 0% - 1% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%		1.00%
Annuities | 0% - 1% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 2,668		$ 2,669
Annuities | 0% - 1% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	4,170		3,931
Annuities | 0% - 1% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	4,868		4,679
Annuities | 0% - 1% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Annuities | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	4,480		5,423
Annuities | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 1,569		$ 1,446
Annuities | 1% - 2% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%		1.00%
Annuities | 1% - 2% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
Annuities | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 307		$ 393
Annuities | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	1,008		1,740
Annuities | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	1,596		1,844
Annuities | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Annuities | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	13,844		9,119
Annuities | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 1,931		$ 1,942
Annuities | 2% - 3% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
Annuities | 2% - 3% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Annuities | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 373		$ 429
Annuities | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	217		111
Annuities | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	11,323		6,637
Annuities | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Annuities | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 292		$ 319
Annuities | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 270		$ 306
Annuities | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	5		7
Annuities | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	6		1
Annuities | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	11		5
Annuities | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Annuities | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	49,630		47,017
Annuities | Other | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Annuities | Other | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Annuities | Other | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Annuities | Other | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Annuities | Other | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	49,630		47,017
Life Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2,158		2,042
Life Insurance | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	1,078		1,097
Life Insurance | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2		2
Life Insurance | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	287		276
Life Insurance | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	791		667
Life Insurance | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Life Insurance | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	897		757
Life Insurance | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 38		$ 34
Life Insurance | 1% - 2% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%		1.00%
Life Insurance | 1% - 2% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
Life Insurance | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 2		$ 2
Life Insurance | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	66		54
Life Insurance | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	791		667
Life Insurance | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Life Insurance | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	644		643
Life Insurance | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 423		$ 421
Life Insurance | 2% - 3% | At Guaranteed Minimum | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
Life Insurance | 2% - 3% | At Guaranteed Minimum | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Life Insurance | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 0		$ 0
Life Insurance | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	221		222
Life Insurance | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Life Insurance | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Life Insurance | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 617		$ 642
Life Insurance | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 617		$ 642
Life Insurance | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Life Insurance | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Life Insurance | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0		0
Life Insurance | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 0		$ 0